Shareholder Report, Average Annual Return (Details)		12 Months Ended	38 Months Ended		60 Months Ended	109 Months Ended		120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024 [8]	Sep. 30, 2024 [7]	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.41%			2.85%			2.30%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		7.09%			2.52%			2.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		7.35%			2.80%			2.26%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	6.81%			2.29%			1.74%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		5.55%			2.03%			1.60%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		4.89%			2.10%			1.79%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		22.53%			10.54%			7.60%
Touchstone Small Cap Value Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		22.33%			10.35%			7.43%
Touchstone Small Cap Value Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		20.12%			9.27%			6.52%
Touchstone Small Cap Value Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		15.96%			8.96%			6.53%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		21.29%			10.45%			7.14%
Touchstone Small Cap Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		21.28%			10.38%			7.06%
Touchstone Small Cap Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		19.08%			9.31%			6.16%
Touchstone Small Cap Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		14.83%			8.97%			6.15%
Touchstone Sands Capital Select Growth Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[2]	40.49%			11.04%			10.44%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[2]	40.48%			11.00%			10.42%
Touchstone Sands Capital Select Growth Fund - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		40.00%			10.68%			10.26%
Touchstone Sands Capital Select Growth Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		40.32%			10.98%			10.54%
Touchstone Sands Capital Select Growth Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		38.15%			9.97%			9.61%
Touchstone Sands Capital Select Growth Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		32.91%			9.57%			9.61%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[3]	34.83%			8.94%			6.52%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[4]	34.81%			8.94%			6.52%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		34.82%			8.92%			6.51%
Touchstone Sands Capital International Growth Equity Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		32.48%			7.80%			5.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		27.71%			7.46%			5.59%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		20.51%			9.58%			8.47%
Touchstone Mid Cap Value Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		20.33%			9.43%			8.32%
Touchstone Mid Cap Value Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		18.16%			8.35%			7.41%
Touchstone Mid Cap Value Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		14.06%			8.05%			7.42%
Touchstone Mid Cap Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[5]	24.76%			10.25%			11.03%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		24.70%			10.23%			11.06%
Touchstone Mid Cap Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		24.24%			9.84%			10.68%
Touchstone Mid Cap Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		24.61%			10.15%			10.98%
Touchstone Mid Cap Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		22.38%			9.06%			10.03%
Touchstone Mid Cap Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		18.07%			8.73%			10.04%
Touchstone Impact Bond Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[6]	12.02%			0.29%			1.78%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		12.10%			0.34%			1.86%
Touchstone Impact Bond Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.00%			0.24%			1.75%
Touchstone Impact Bond Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		9.77%			(0.77%)			0.89%
Touchstone Impact Bond Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		7.96%			(0.43%)			0.99%
Touchstone High Yield Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		13.70%			3.74%			3.98%
Touchstone High Yield Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		13.60%			3.63%			3.89%
Touchstone High Yield Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		11.55%			2.62%			3.03%
Touchstone High Yield Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		9.62%			2.98%			3.14%
Touchstone Dividend Equity Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		29.47%		8.70%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		29.31%	9.17%
Touchstone Dividend Equity Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		29.25%			7.77%			7.72%
Touchstone Dividend Equity Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		27.08%			6.80%			6.77%
Touchstone Dividend Equity Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		22.55%			6.27%			6.85%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		14.40%			5.63%	5.86%	[9]
Touchstone Ares Credit Opportunities Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		14.16%			5.52%	5.76%	[9]
Touchstone Ares Credit Opportunities Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		12.57%			4.77%	4.96%	[9]
Touchstone Ares Credit Opportunities Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.41%			4.24%	4.84%	[9]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		12.98%			1.27%			2.39%
Touchstone Active Bond Fund - CLASS Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.89%			1.21%			2.30%
Touchstone Active Bond Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.69%			0.22%			1.43%
Touchstone Active Bond Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		8.92%			0.55%			1.56%
Without Sales Load [Member] | Touchstone Ultra Short Duration Fixed Income Fund CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		6.55%			2.03%			1.60%
Without Sales Load [Member] | Touchstone Ultra Short Duration Fixed Income Fund CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		7.09%			2.52%			2.00%
Without Sales Load [Member] | Touchstone Small Cap Value Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		21.12%			9.27%			6.52%
Without Sales Load [Member] | Touchstone Small Cap Value Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		22.07%			10.08%			7.16%
Without Sales Load [Member] | Touchstone Small Cap Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		20.08%			9.31%			6.16%
Without Sales Load [Member] | Touchstone Small Cap Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		20.91%			10.09%			6.78%
Without Sales Load [Member] | Touchstone Sands Capital Select Growth Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		39.15%			9.97%			9.61%
Without Sales Load [Member] | Touchstone Sands Capital Select Growth Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		39.94%			10.70%			10.26%
Without Sales Load [Member] | Touchstone Sands Capital International Growth Equity Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		33.48%			7.80%			5.60%
Without Sales Load [Member] | Touchstone Sands Capital International Growth Equity Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		34.43%			8.58%			6.22%
Without Sales Load [Member] | Touchstone Mid Cap Value Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		19.16%			8.35%			7.41%
Without Sales Load [Member] | Touchstone Mid Cap Value Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		20.08%			9.16%			8.05%
Without Sales Load [Member] | Touchstone Mid Cap Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		23.38%			9.06%			10.03%
Without Sales Load [Member] | Touchstone Mid Cap Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		24.28%			9.85%			10.69%
Without Sales Load [Member] | Touchstone Impact Bond Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		10.77%			(0.77%)			0.89%
Without Sales Load [Member] | Touchstone Impact Bond Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		11.61%			(0.03%)			1.49%
Without Sales Load [Member] | Touchstone High Yield Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		12.55%			2.62%			3.03%
Without Sales Load [Member] | Touchstone High Yield Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		13.34%			3.40%			3.64%
Without Sales Load [Member] | Touchstone Dividend Equity Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		28.08%			6.80%			6.77%
Without Sales Load [Member] | Touchstone Dividend Equity Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		28.97%			7.53%			7.49%
Without Sales Load [Member] | Touchstone Ares Credit Opportunities Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		13.57%			4.77%	4.96%	[9]
Without Sales Load [Member] | Touchstone Ares Credit Opportunities Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		14.07%			5.32%	5.52%	[9]
Without Sales Load [Member] | Touchstone Active Bond Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		11.69%			0.22%			1.43%
Without Sales Load [Member] | Touchstone Active Bond Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		12.60%			0.96%			2.05%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.78%	[9]	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.46%			2.32%			1.65%
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Note Index
Average Annual Return, Percent		5.87%			1.99%			1.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		35.19%	10.15%	9.18%	15.26%	15.26%		12.83%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		26.76%			9.39%			8.78%
MSCI All Country World Ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Average Annual Return, Percent		25.35%			7.59%			5.22%
ICE BofA High Yield Cash Pay Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA High Yield Cash Pay Index
Average Annual Return, Percent		15.55%			4.53%			4.94%
ICE BofA U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent		15.67%			4.53%	5.58%	[9]
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		25.88%			9.29%			8.22%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		42.19%			19.74%			16.52%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		29.01%			10.33%			8.93%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		29.33%			11.30%			10.19%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		27.76%	9.09%	8.08%	10.69%	10.69%		9.23%

[1]	The inception date was October 27, 2017. Performance information was calculated using the historical performance of Class Z shares for the periods prior to October 27, 2017.
[2]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
[3]	The inception date was August 31, 2023. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023.
[4]	The inception date was August 23, 2019. Performance information was calculated using the historical performance of Class Y shares for the periods prior to August 23, 2019.
[5]	The inception date was February 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to February 22, 2021.
[6]	The inception date was November 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021.
[7]	The inception date was August 2, 2021. The returns of the indexes listed above are based on the inception date of the Class.
[8]	The inception date was July 19, 2021. The returns of the indexes listed above are based on the inception date of the Class.
[9]	The inception date of the Fund was August 31, 2015. The returns of the indexes listed above are based on the inception date of the Fund.